Shareholder Report, Holdings (Details) - American Customer Satisfaction ETF	Mar. 31, 2026
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Dell Technologies, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Verizon Communications, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Netflix, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Toronto-Dominion Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
T-Mobile US, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%